Interest-bearing Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Interest-bearing Financial Liabilities

As at December 31, 2018 and 2017, this account consists of the following:

	2018	2017
		(in million pesos)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 9 and 27)	155,835	157,654
Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 9 and 27)	20,441	14,957

Summary of Changes to Unamortized Debt Discount

The following table describes all changes to unamortized debt discount for the years ended December 31, 2018 and 2017:

	2018	2017
		(in million pesos)
Unamortized debt discount at beginning of the year	525	631
Additions during the year	38	113
Accretion during the year included as part of Financing costs (Note 5)	(145)	(219)
Unamortized debt discount at end of the year	418	525

Summary of Long-term Debt

As at December 31, 2018 and 2017, long-term debt consists of:

		2018		2017
Description	Interest Rates	U.S. Dollar	Php	U.S. Dollar	Php
		(in millions)
U.S. Dollar Debts:
Export Credit Agencies-Supported Loans:
Exportkreditnamnden, or EKN	1.4100% in 2018 and 1.4100% to 1.9000% and US$LIBOR + 0.3000% in 2017	2	103	11	547
Fixed Rate Notes	8.3500% in 2017	—	—	—	—
Term Loans:
GSM Network Expansion Facilities	US$LIBOR + 1.1125% in 2017	—	—	—	—
Others	2.8850% and US$ LIBOR + 0.7900% to 1.6000% in 2018 and 2017	442	23,249	690	34,485
		444	23,352	701	35,032
Philippine Peso Debts:
Fixed Rate Corporate Notes	5.3938% to 5.9058% in 2018 and 5.3300% to 6.2600% in 2017		15,511		15,675
Fixed Rate Retail Bonds	5.2250% to 5.2813% in 2018 and 2017		14,943		14,922
Term Loans:
Unsecured Term Loans	3.9000% to 6.7339%; PDST- R2/(1) PHP BVAL + 0.5000% to 1.0000% in 2018 and 3.9000% to 6.4044%; BSP overnight rate and PDST-R2 + 1.0000% in 2017		122,470		106,982
			152,924		137,579
Total long-term debt (Notes 27 and 28)			176,276		172,611
Less portion maturing within one year (Note 27)			20,441		14,957
Noncurrent portion of long-term debt (Note 27)			155,835		157,654

Summary of Scheduled Maturities of Consolidated Outstanding Long-term Debt at Nominal Values

The scheduled maturities of our consolidated outstanding long-term debt at nominal values as at December 31, 2018 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2019	110	5,779	14,776	20,555
2020	210	11,057	8,943	20,000
2021	46	2,386	20,098	22,484
2022	30	1,597	14,392	15,989
2023	25	1,314	24,098	25,412
2024 and onwards	25	1,314	70,940	72,254
(Note 27)	446	23,447	153,247	176,694

Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies

In order to acquire imported components for our network infrastructure in connection with our expansion and service improvement programs, we obtained loans extended and/or guaranteed by various export credit agencies as at December 31, 2018 and 2017:

							Cancelled
						Drawn	Undrawn		Outstanding Amounts
	Date of		Terms			Amount	Amount		2018				2017
Loan Amount	Loan Agreement	Lender(s)	Installments	Final Installment	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
						(in millions)			(in millions)
U.S. Dollar Debts
EKN, the Export-Credit Agency of Sweden
DMPI
US$59.2M(1)	December 17, 2007	ING Bank N.V., or ING Bank, Societe Generale and Calyon	18 equal semi-annual	March 31, 2017	Various dates in 2008-2009	59.1	0.1	March 31, 2017	—		—		—		—
DMPI
US$51.2M(2)	December 17, 2007	ING Bank, Societe Generale and Calyon	18 equal semi-annual	June 30, 2017	Various dates in 2008-2009	51.1	0.1	March 31, 2017	—		—		—		—
Smart
US$49M(3) Tranche A1: US$24M; Tranche A2: US$24M; Tranche B: US$1M	June 10, 2011	Nordea Bank AB (publ), or Nordea Bank, subsequently assigned to SEK on June 10, 2011	10 equal semi-annual	Tranche A1 and B: December 29, 2016; Tranche A2: October 30, 2017	Various dates in 2012 and February 21, 2013	49.0	—	April 28, 2017	—		—		—		—
Smart
US$45.6M(3) Tranche A1: US$25M; Tranche A2: US$19M; Tranche B1: US$0.9M; Tranche B2: US$0.7M	February 22, 2013	Nordea Bank, subsequently assigned to SEK on July 3, 2013	10 equal semi-annual, commencing 6 months after the applicable mean delivery date	Tranche A1 and B1: July 16, 2018; Tranche A2 and B2: April 15, 2019	Various dates in 2013-2014	45.6	—	—	2	(*)	103	(*)	11	(*)	547	(*)
									2		103		11		547

(*)	Amounts are net of unamortized discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance the equipment and service contracts for the Phase 7 North Luzon Expansion and Change-out Project.
(2)	The purpose of this loan is to finance the equipment and service contracts for the Phase 7 Expansion Project in Visayas and Mindanao.
(3)	The purpose of this loan is to finance the supply and services contracts for the modernization and expansion project.

								Outstanding Amounts
			Terms		Repurchase			2018		2017
Loan Amount	Issuance Date	Trustee	Installments	Maturity	Date	Amount U.S. Dollar	Paid in full on	U.S. Dollar	Php	U.S. Dollar	Php
						(in millions)		(in millions)
Fixed Rate Notes
PLDT
US$300M(1)	March 6, 1997	Deutsche Bank Trust Company Americas	Non- amortizing	March 6, 2017	Various dates in 2008-2014	71.6	March 6, 2017	–	–	–	–

(1)	This fixed rate note has a coupon rate of 8.3500%. The purpose of this note is to finance service improvements and expansion programs.

Cancelled
	Date of		Terms			Drawn	Undrawn
	Loan			Final		Amount	Amount	Paid in	Outstanding Amounts
Loan Amount	Agreement	Lender(s)	Installments	Installment	Dates Drawn	U.S. Dollar		full on	U.S. Dollar	Php	U.S. Dollar	Php
						(in millions)			(in millions)
Term Loans
GSM Network Expansion Facilities
Smart
US$50M(1)	May 29, 2012	MUFG Bank, Ltd., formerly The Bank of Tokyo Mitsubishi UFJ, Ltd.	9 equal semi-annual, commencing on May 29, 2013	May 29, 2017	Various dates in 2012	50	–	May 29, 2017	–	–	–	–

(1)	The purpose of this loan is to finance the equipment and service contracts for the modernization and expansion project.

						Cancelled
					Drawn	Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2018				2017
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
Other Term Loans(1)
PLDT
US$150M	March 7, 2012	Syndicate of Banks with MUFG Bank, Ltd. as Facility Agent	9 equal semi-annual installment, commencing on the date which falls 12 months after the date of the loan agreement, with final installment on March 7, 2017	Various dates in 2012	150	—	March 7, 2017	—		—		—		—
PLDT
US$300M	January 16, 2013	Syndicate of Banks with MUFG Bank, Ltd. as Facility Agent	9 equal semi-annual installment, commencing on the date which falls 12months after the date of the loan agreement, with final installment on January 16, 2018	Various dates in 2013	300	—	January 16, 2018	—		—		33		1,665
Smart
US$35M	January 28, 2013	China Banking Corporation, or CBC	10 equal semi-annual installment, with final installment on January 29, 2018	May 7, 2013	35	—	January 30, 2017	—		—		—		—
Smart
US$50M	March 25, 2013	FEC	9 equal semi-annual installment, commencing six months after drawdown date, with final installment on March 23, 2018	Various dates in 2013 and 2014	32	18	March 23, 2018	—		—		3	(*)	178	(*)
Smart
US$80M	May 31, 2013	CBC	10 equal semi-annual installment, commencing six months after drawdown date, with final installment on May 31, 2018	September 25, 2013	80	—	May 31, 2018	—		—		8		400
Smart
US$120M	June 20, 2013	Mizuho Bank Ltd. and Sumitomo Mitsui Banking Corporation, or Sumitomo, with Sumitomo as Facility Agent	8 equal semi-annual installment, commencing six months after drawdown date, with final installment on June 20, 2018	September 25, 2013	120	—	June 20, 2018	—		—		15	(*)	747	(*)
Smart
US$100M	March 7, 2014	MUFG Bank, Ltd.	9 equal semi-annual installment, commencing 12 months after drawdown date, with final installment on March 7, 2019	Various dates in 2014 March 2, 2015	90 10	—	—	11	(*)	583	(*)	33	(*)	1,658	(*)
								11		583		92		4,648

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

						Cancelled
	Date of				Drawn	Undrawn		Outstanding Amounts
	Loan			Dates	Amount	Amount	Paid in	2018				2017
Loan Amount	Agreement	Lender(s)	Terms	Drawn	U.S. Dollar		full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
Smart
US$50M	May 14, 2014	Mizuho Bank Ltd.	9 equal semi-annual installment, commencing 11 months after drawdown date, with final installment on May 14, 2019	July 1, 2014	50	—	—	6	(*)	291	(*)	17	(*)	828	(*)
PLDT
US$100M	August 5, 2014	Philippine National Bank, or PNB	Annual amortization rate of 1% of the issue price on the first year up to the fifth year from the initial drawdown date, with final installment on August 11, 2020	Various dates in 2014	100	—	—	96		5,046		97		4,846
PLDT
US$50M	August 29, 2014	Metrobank	Semi-annual amortization rate of 1% of the issue price on the first year up to the fifth year from the initial drawdown date and the balance payable upon maturity on September 2, 2020	September 2, 2014	50	—	—	48		2,536		49		2,435
PLDT
US$200M Tranche A: US$150M; Tranche B: US$50M	February 26, 2015	MUFG Bank, Ltd.	Commencing 36 months after loan date, with semi-annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi- annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022	Various dates in 2015	200	—	—	104	(*)	5,492	(*)	199	(*)	9,945	(*)
Smart
US$200M	March 4, 2015	Mizuho Bank Ltd.	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020	Various dates in 2015	200	—	—	66	(*)	3,490	(*)	110	(*)	5,511	(*)
Smart
US$100M	December 7, 2015	Mizuho Bank Ltd.	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022	Various dates in 2016	100	—	—	61	(*)	3,198	(*)	76	(*)	3,791	(*)
PLDT
US$25M	March 22, 2016	NTT Finance Corporation	Non-amortizing, payable upon maturity on March 30, 2023	March 30, 2016	25	—	—	25	(*)	1,307	(*)	25	(*)	1,241	(*)
PLDT
US$25M	January 31, 2017	NTT Finance Corporation	Non-amortizing, payable upon maturity on March 27, 2024	March 30, 2017	25	—	—	25	(*)	1,306	(*)	25	(*)	1,240	(*)
								431		22,666		598		29,837
								442		23,249		690		34,485

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Prepayments		Outstanding Amounts
	Date of Loan			Date of Issuance/	Amount		2018	2017
Loan Amount	Agreement	Facility Agent	Installments	Drawdown	Php	Date	U.S. Dollar	Php
					(in millions)		(in millions)
Philippine Peso Debts
Fixed Rate Corporate Notes(1)
Smart
Php5,500M Series A: Php1,910M;	March 15, 2012	Metrobank	Series A: 1% annual amortization starting March 19, 2013, with the balance of 96% payable on March 20, 2017;	Drawn and issued on March 19, 2012	1,376 2,803	July 19, 2013 June 19, 2017	—	—
Series B: Php3,590M			Series B: 1% annual amortization starting March 19, 2013 with the balance of 91% payable on March 19, 2022
PLDT
Php1,500M	July 25, 2012	Metrobank	Annual amortization rate of 1% of the issue price on the first year up to the sixth year from issue date and the balance payable upon maturity on July 27, 2019	July 27, 2012	1,188	July 29, 2013	282	285
PLDT
Php8,800M Series A: Php4,610M;	September 19, 2012	Metrobank	Series A: 1% annual amortization on the first up to sixth year, with the balance payable on September 21, 2019;	September 21, 2012	2,055	June 21, 2013	6,340	6,408
Series B: Php4,190M			Series B: 1% annual amortization on the first up to ninth year, with the balance payable on September 21, 2022
PLDT
Php6,200M Series A: 7-year notes Php3,775M;	November 20, 2012	BDO Unibank, Inc., or BDO	Series A: Annual amortization rate of 1% of the issue price on the first year up to the sixth year from issue date and the balance payable upon maturity on November 22, 2019;	November 22, 2012	3,549	February 22, 2019	5,828	5,890
Series B: 10-year notes Php2,425M			Series B: Annual amortization rate of 1% of the issue price on the first year up to the ninth year from issue date and the balance payable upon maturity on November 22, 2022
Smart
Php1,376M Series A: Php742M;	June 14, 2013	Metrobank	Series A: Annual amortization equivalent to 1% of the principal amount starting June 19, 2014 with the balance of 97% payable on March 20, 2017;	June 19, 2013	608	June 19, 2017	—	—
Series B: Php634M			Series B: Annual amortization equivalent to 1% of the principal amount starting June 19, 2014 with the balance of 92% payable on March 21, 2022
PLDT
Php2,055M Series A: Php1,735M;	June 14, 2013	Metrobank	Series A: Annual amortization rate of 1% of the issue price up to the fifth year and the balance payable upon maturity on September 21, 2019;	June 21, 2013	—	—	1,932	1,952
Series B: Php320M			Series B: Annual amortization rate of 1% of the issue price up to the eighth year and the balance payable upon maturity on September 21, 2022
PLDT
Php1,188M	July 19, 2013	Metrobank	Annual amortization rate of 1% of the issue on the first year up to the fifth year from the issue date and the balance payable upon maturity on July 27, 2019	July 29, 2013	—	—	1,129	1,140
							15,511	15,675

(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Prepayments		Outstanding Amounts
	Date of Loan			Date of Issuance/	Amount		2018		2017
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php		Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non- amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non- amortizing payable in full on February 6, 2024	February 6, 2014	—	—	14,943	(*)	14,922	(*)

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)

This fixed rate retail corporate bond is comprised of Php12.4 billion and Php2.6 billion due in 2021 and 2024 with a coupon rate of 5.2250% and 5.2813%, respectively.  The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

						Cancelled
					Drawn	Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2018	2017
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
Term Loans
Unsecured Term Loans(1)
PLDT
Php2,000M	March 20, 2012	RCBC	Annual amortization rate of 1% on the fifth year up to the ninth year from the initial drawdown date and the balance payable upon maturity on April 12, 2022	April 12, 2012	2,000	—	—	1,960	1,980
PLDT
Php3,000M	April 27, 2012	Land Bank of the Philippines, or LBP	Annual amortization rate of 1% on the first year up to the fourth year from drawdown date and the balance payable upon maturity on July 18, 2017	July 18, 2012	3,000	—	January 18, 2017	—	—
PLDT
Php2,000M	May 29, 2012	LBP	Annual amortization rate of 1% on the first year up to the fourth year from drawdown date and the balance payable upon maturity on June 27, 2017	June 27, 2012	2,000	—	June 27, 2017	—	—
Smart
Php1,000M	June 7, 2012	LBP	Annual amortization rate of 1% of the principal amount commencing on the first year of the initial drawdown up to the fourth year and the balance payable upon maturity on August 22, 2017	August 22, 2012	1,000	—	February 22, 2017	—	—
PLDT
Php200M	August 31, 2012	Manufacturers Life Insurance Co. (Phils.), Inc.	Payable in full upon maturity on October 9, 2019	October 9, 2012	200	—	—	200	200
PLDT
Php1,000M	September 3, 2012	Union Bank of the Philippines, or Union Bank	Annual amortization rate of 1% on the first year up to the sixth year from the initial drawdown date and the balance payable upon maturity on January 13, 2020	January 11, 2013	1,000	—	—	950	960
PLDT
Php1,000M	October 11, 2012	Philippine American Life and General Insurance Company, or Philam Life	Payable in full upon maturity on December 5, 2022	December 3, 2012	1,000	—	—	1,000	1,000
Smart
Php3,000M	December 17, 2012	LBP	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on December 20, 2019	Various dates in 2012-2013	3,000	—	—	2,820	2,850
PLDT
Php2,000M	November 13, 2013	Bank of the Philippine Islands, or BPI	Annual amortization rate of 1% on the first year up to the sixth year from the initial drawdown and the balance payable upon maturity on November 22, 2020	Various dates in 2013-2014	2,000	—	—	1,900	1,920
								8,830	8,910

(1)	The purpose of this loan is to finance the capital expenditures and/or refinance existing loan obligations, which were utilized for service improvements and expansion programs.

						Cancelled
					Drawn	Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2018		2017
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php3,000M	November 25, 2013	Metrobank	Annual amortization rate of 10% of the total amount drawn for six years and the final installment is payable upon maturity on November 27, 2020	November 29, 2013	3,000	—	—	1,497	(*)	1,795	(*)
Smart
Php3,000M	December 3, 2013	BPI	Annual amortization rate of 1% of the total amount drawn for the first six years and the final installment is payable upon maturity on December 10, 2020	December 10, 2013	3,000	—	—	2,846	(*)	2,874	(*)
Smart
Php3,000M	January 29, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 5, 2014	3,000	—	—	2,875	(*)	2,903	(*)
Smart
Php500M	February 3, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 7, 2014	500	—	—	480		485
Smart
Php2,000M	March 26, 2014	Union Bank	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021	March 28, 2014	2,000	—	—	1,920		1,940
PLDT
Php1,500M	April 2, 2014	Philam Life	Payable in full upon maturity on April 4, 2024	April 4, 2014	1,500	—	—	1,500		1,500
Smart
Php500M	April 2, 2014	BDO	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021	April 4, 2014	500	—	—	480		485
PLDT
Php1,000M	May 23, 2014	Philam Life	Payable in full upon maturity on May 28, 2024	May 28, 2014	1,000	—	—	1,000		1,000
PLDT
Php1,000M	June 9, 2014	LBP	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on June 13, 2024	June 13, 2014	1,000	—	—	960		970
PLDT
Php1,500M	July 28, 2014	Union Bank	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on July 31, 2024	July 31, 2014	1,500	—	—	1,440		1,455
PLDT
Php2,000M	February 25, 2015	BPI	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on March 24, 2025	March 24, 2015	2,000	—	—	1,940		1,960
PLDT
Php3,000M	June 26, 2015	BPI	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on June 30, 2025	June 30, 2015	3,000	—	—	2,910		2,940
PLDT
Php5,000M	August 3, 2015	Metrobank	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on September 23, 2025	Various dates in 2015	5,000	—	—	4,850		4,900
								24,698		25,207

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

						Cancelled
					Drawn	Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2018		2017
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php5,000M	August 11, 2015	Metrobank	Annual amortization rate of 1% of the principal amount on the first year up to the ninth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025	September 1, 2015	5,000	—	—	4,833	(*)	4,880	(*)
Smart
Php5,000M	December 11, 2015	BPI	Annual amortization rate of 1% of the principal amount on the first year up to the ninth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025	December 21, 2015	5,000	—	—	4,832	(*)	4,880	(*)
Smart
Php5,000M	December 16, 2015	Metrobank	Annual amortization rate of 1% of the principal amount up to the tenth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026	December 28, 2015	5,000	—	—	4,831	(*)	4,879	(*)
Smart
Php7,000M	December 18, 2015	CBC	Annual amortization rate of 1% of the principal amount on the third year up to the sixth year from the initial drawdown date, with balance payable upon maturity on December 28, 2022	December 28, 2015 and February 24, 2016	7,000	—	—	6,289	(*)	6,983	(*)
PLDT
Php3,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on February 22, 2027	February 20, 2017	3,000	—	—	2,957	(*)	2,986	(*)
PLDT
Php6,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first year up to the sixth year from initial drawdown date and the balance payable upon maturity on August 30, 2023	August 30, 2016 and November 10, 2016	6,000	—	—	5,859	(*)	5,915	(*)
PLDT
Php8,000M	July 14, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn starting from the end of the first year after the initial drawdown date until the ninth year and the balance payable on maturity on March 1, 2027	February 27, 2017	8,000	—	—	7,807	(*)	7,963	(*)
PLDT
Php6,500M	September 20, 2016	BPI	Annual amortization rate of 1% on the first year up to the sixth year from initial drawdown date and the balance payable upon maturity on November 2, 2023	November 2, 2016 and December 19, 2016	6,500	—	—	6,346	(*)	6,407	(*)
Smart
Php3,000M	September 28, 2016	BDO	Annual amortization rate of 1% of the principal amount on the first year up to the ninth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026	October 5, 2016	3,000	—	—	2,940		2,970
Smart
Php5,400M	September 28, 2016	Union Bank	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023	October 24, 2016 and November 21, 2016	5,400	—	—	5,281	(*)	5,333	(*)
PLDT
Php5,300M	October 14, 2016	BPI	Annual amortization rate of 1% on the first year up to the sixth year from initial drawdown date and the balance payable upon maturity on December 19, 2023	December 19, 2016	5,300	—	—	5,175	(*)	5,224	(*)
Smart
Php2,500M	October 27, 2016	CBC	Annual amortization rate of 10% of the amount drawn starting on the third year up to the sixth year, with balance payable upon maturity on December 8, 2023	December 8, 2016	2,500	—	—	2,500		2,500
								59,650		60,920

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

						Cancelled
					Drawn	Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2018		2017
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php4,000M(1)	October 28, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn from first year up to the ninth year and the balance payable upon maturity on April 5, 2027	April 5, 2017	4,000	—	—	1,953	(*)	1,971	(*)
Smart
Php1,000M	December 16, 2016	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027	December 7, 2017	1,000	—	—	990		1,000
Smart
Php2,000M	December 22, 2016	LBP	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028	January 22, 2018	2,000	—	—	2,000		—
PLDT
Php3,500M	December 23, 2016	LBP	Annual amortization rate of 1% on the first year up to the ninth year after the drawdown date and the balance payable upon maturity on April 5, 2027	April 5, 2017	3,500	—	—	3,450	(*)	3,484	(*)
Smart
Php1,500M	April 18, 2017	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth year anniversary of the advance and the balance payable upon maturity on January 3, 2025	January 3, 2018	1,500	—	—	1,500		—
PLDT
Php2,000M	May 24, 2017	Security Bank	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027	May 29, 2017	2,000	—	—	1,970		1,990
PLDT
Php3,500 M	July 5, 2017	LBP	Annual amortization rate of 1% on the first year up to the ninth year after the drawdown date and the balance payable upon maturity on July 12, 2027	July 10, 2017	3,500	—	—	3,465		3,500
PLDT
Php1,500M	August 29, 2017	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first year up to the ninth year after the drawdown date and the balance payable upon maturity on April 3, 2028	April 2, 2018	1,500	—	—	1,500		—
Smart
Php1,000M	September 28, 2017	Union Bank	Annual amortization rate of 1% of the amount drawn starting on the first year anniversary of the advance up to the ninth year anniversary of the advance and the balance payable upon maturity on February 21, 2028	February 19, 2018	1,000	—	—	1,000		—
PLDT
Php2,000M	April 19, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first year up to the ninth year after the drawdown date and the balance payable upon maturity on April 25, 2028	April 25, 2018	2,000	—	—	2,000		—
PLDT
Php1,000M	April 20, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first year up to the ninth year after the drawdown date and the balance payable upon maturity on May 3, 2028	May 3, 2018	1,000	—	—	1,000		—
								20,828		11,945

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The amount of Php2,000 million was prepaid on May 29, 2017.

						Cancelled
					Drawn	Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2018		2017
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php2,000M	May 9, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first year anniversary of the advance up to the ninth year anniversary of the advance and the balance payable upon maturity on May 10, 2028	May 10, 2018	2,000	—	—	2,000		—
PLDT
Php3,000M	May 9, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first year anniversary of the advance up to the ninth year anniversary of the advance and the balance payable upon maturity on May 10, 2028	May 10, 2018	3,000	—	August 10, 2018	—		—
Smart
Php2,000M	May 25, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first year anniversary of the advance up to the fifth year anniversary of the advance and the balance payable upon maturity on May 28, 2024	May 28, 2018	2,000	—	—	1,986	(*)	—
Smart
Php1,500M	June 27, 2018	Development Bank of the Philippines, or DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third year anniversary of the advance up to the fifth year anniversary of the advance and the balance payable upon maturity on June 28, 2024	June 28, 2018	1,500	—	—	1,500		—
Smart
Php3,000M	July 31, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first year anniversary of the advance up to the ninth year anniversary of the advance and the balance payable upon maturity on May 10, 2028	August 10, 2018	3,000	—	—	2,978	(*)	—
Smart
Php5,000M	January 11, 2019	DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third year anniversary of the advance up to the ninth year anniversary of the advance and the balance payable upon maturity	—	—	—	—	—		—
PLDT
Php8,000M	February 18, 2019	UBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the first year anniversary up to the ninth year anniversary of the initial drawdown date and the balance payable upon maturity	—	—	—	—	—		—
Smart
Php4,000M	February 21, 2019	PNB	Annual amortization rate equivalent to 1% of the amount drawn starting on the first year anniversary up to the seventh year anniversary of the initial drawdown date and the balance payable upon maturity	—	—	—	—	—		—
								8,464		—
								122,470		106,982

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.